Legg Mason Lifestyle Allocation 30%
Legg Mason Lifestyle Allocation 30%
Investment objective
The fund seeks income as a primary objective
and long-term growth of capital as a secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s SAI on page 68 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Lifestyle Allocation 30% (USD $)		Class A		Class B	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		4.25%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	4.50%	1.00%	1.00%	none	none	none
Small account fee ($)	[2]	15		15	15	15	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Lifestyle Allocation 30%		Class A	Class B	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI		Class R		Class I
Management fees		none	none	none	none	none		none		none
Distribution and service (12b-1) fees		0.25%	0.75%	1.00%	0.70%	0.25%		0.50%		none
Other expenses		0.29%	0.46%	0.22%	0.40%	0.34%	[1]	0.34%	[1]	0.34%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.65%	0.65%	0.65%	0.65%	0.65%		0.65%		0.65%
Total annual fund operating expenses	[2]	1.19%	1.86%	1.87%	1.75%	1.24%		1.49%		0.99%
[1]	“Other expenses” for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Lifestyle Allocation 30% (USD $)	1 year	3 years	5 years	10 years
Class A	541	787	1,052	1,808
Class B	639	885	1,106	2,005
Class C (Class R1 prior to August 1, 2012)	290	588	1,011	2,192
Class C1 (Class C prior to August 1, 2012)	278	552	950	2,063
Class FI	126	393	680	1,500
Class R	152	471	813	1,779
Class I	101	315	547	1,213

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Lifestyle Allocation 30% (USD $)	1 year	3 years	5 years	10 years
Class A	541	787	1,052	1,808
Class B	189	585	1,006	2,005
Class C (Class R1 prior to August 1, 2012)	190	588	1,011	2,192
Class C1 (Class C prior to August 1, 2012)	178	552	950	2,063
Class FI	126	393	680	1,500
Class R	152	471	813	1,779
Class I	101	315	547	1,213

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal investment strategies
The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 30% in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	30%
Fixed Income Funds	70%
Target Range
Equity Funds	20-40%
Fixed Income Funds	60-80%

The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that purchase sovereign debt have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Russell 1000 Index and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index (an index of fixed income securities) and 10% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 14.92 Worst quarter (12/31/2008): (11.42) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 3.32
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Legg Mason Lifestyle Allocation 30%	1 year	5 years	10 years
Class A	6.10%	4.26%	5.42%
Class A Return after taxes on distributions	5.22%	2.91%	4.13%
Class A Return after taxes on distributions and sale of fund shares	3.95%	2.79%	3.89%
Class B	5.53%	4.35%	5.42%
Class C1 (Class C prior to August 1, 2012)	9.14%	4.71%	5.40%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	9.13%	5.47%	6.97%

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.